Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities	Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Irrevocable lending commitments	217,949	219,767
Revocable lending commitments	56,356	49,932
Contingent liabilities	79,092	73,468
Total	353,397	343,167